Bank overdrafts and short-term borrowings	12 Months Ended
Dec. 31, 2020
Bank Overdrafts And Short Term Borrowings [Abstract]
Bank overdrafts and short-term borrowings
25	Bank overdrafts and short-term borrowings

Bank overdrafts and short-term borrowings as at December 31, 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Bank overdrafts	2,111	1,974
Borrowings related to a recourse factoring agreement	22,246	—
Borrowings secured with trade receivables not part of factoring agreement	5,629	21,029
Borrowings unsecured	826	1,167
Total	30,812	24,170

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Bank overdrafts	5.50%	4.13%
Borrowings	3.90%	2.55%

As at December 31, 2020, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amount to 23,916 (24,251 as at December 31, 2019). Such unused portion is related to a recourse factoring agreement for export-related trade receivables (15,145), borrowings to be secured with trade receivables (6,778) and bank overdrafts (1,993).